Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable [Abstract]
Trade receivables	$ 2,640,728	$ 2,761,842
Provision for expected credit loss	(1,534,429)	(1,671,060)
Exchange rate difference		33,965
Accounts receivable	$ 1,106,299	$ 1,124,747